Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of long-term debt

As at	Dec 31 2019	Dec 31 2018
Unsecured notes
(i) 3.25% due December 15, 2019	$—	$349,026
(ii) 5.25% due March 1, 2022	248,912	248,480
(iii) 4.25% due December 1, 2024	297,607	297,232
(iv) 5.25% due December 15, 2029	693,822	—
(v) 5.65% due December 1, 2044	295,321	295,238
	1,535,662	1,189,976
Egypt limited recourse debt facilities	75,165	101,226
Other limited recourse debt facilities
(i) LIBOR+0.75% to LIBOR+2.5% due through 2019 to 2021	1,526	5,483
(ii) 5.58% due through June 30, 2031	73,700	77,709
(iii) 5.35% due through September 30, 2033	82,800	83,892
	158,026	167,084
Total long-term debt[1]	1,768,853	1,458,286
Less current maturities[1]	(38,420)	(383,793)
	$1,730,433	$1,074,493

[1]	Long-term debt and current maturities are presented net of discounts and deferred financing fees of $20.4 million as at December 31, 2019 (2018 - $17.6 million).

Schedule of minimum principal payments for long-term debt
The gross minimum principal payments for long-term debt in aggregate and for each of the five succeeding years are as follows:

	Egypt limited recourse debt facilities	Other limited recourse debt facilities	Unsecured notes	Total
2020	$29,525	$9,852	$—	$39,377
2021	31,552	9,128	—	40,680
2022	16,606	10,213	250,000	276,819
2023	—	10,778	—	10,778
2024	—	10,841	300,000	310,841
Thereafter	—	110,763	1,000,000	1,110,763
	$77,683	$161,575	$1,550,000	$1,789,258